Investment Strategy - Defiance AI Infrastructure Bond ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies companies involved in artificial intelligence (“AI”) infrastructure, as classified by MarketVector Indexes GmbH (the “Index Provider”).

Index Overview

The Index is designed to track the performance of fixed-rate U.S. dollar-denominated corporate bonds, notes and debentures issued by U.S.-incorporated publicly-traded companies that the Index Provider considers to be Hyperscalers, Other Compute Infrastructure and Large Language Model (LLM) Companies, or AI Infrastructure Companies. To be eligible, each security must have at least $1.0 billion amount outstanding at the time of the monthly review.

The Index Provider considers

(i)	“Hyperscalers” to be Amazon.com, Inc., Microsoft Corporation, Alphabet Inc. and Meta Platforms, Inc.;
(ii)	“Other Compute Infrastructure and Large Language Model (LLM) Companies” to be International Business Machines Corporation (IBM), CoreWeave, Inc., Oracle Corporation, Space Exploration Technologies Corp. (SpaceX), OpenAI, Inc. and Anthropic PBC; and
(iii)

“AI Infrastructure Companies” to be U.S.-incorporated companies that are constituents of the MVIS US Listed Semiconductor 25 Index (MVSMH) as of the monthly Cutoff Date (the fifth from the last Business Day in that month).

For the AI Infrastructure Companies category, the MVSMH methodology applies a semiconductor-revenue screen of at least 50% for new constituents and at least 25% for existing constituents, as derived from publicly available financial reports.

Bonds that are publicly registered, offered pursuant to Rule 144A under the Securities Act of 1933, as amended (with or without registration rights) (“Rule 144A Bonds”), or offered in private placements are eligible for inclusion but not currently included in the Index as of October 1, 2026. The percentage of Rule 144A Bonds in the Index may vary over time.

To qualify for inclusion in the Index, a bond must (i) have an original maturity of at least 18 months at issuance, (ii) have a remaining maturity of at least three years and no more than 30 years, (iii) have been issued no more than 20 years before the applicable monthly review, and (iv) have a current credit rating for the security or its issuer from at least one recognized credit rating agency. Both investment grade and high yield (sometimes referred to as “junk”) bonds may be included.

At each monthly review, eligible bonds are ranked by market value as of the Cutoff Date. The 250 highest-ranked bonds are selected, and existing Index constituents ranked from 251 through 300 are also eligible for continued inclusion, subject to the issuer and bond limits described below.

No more than 15 bonds of each Hyperscaler issuer and no more than 10 bonds of each Other Compute Infrastructure and LLM Company or AI Infrastructure Company may be included. If more bonds are otherwise eligible, the Index Provider removes bonds in the sequence prescribed by the Index methodology—first bonds issued more than 10 years ago, then bonds issued more than five years ago, then bonds issued five years ago or less, in each case beginning with the lowest market value and, if needed, lowest coupon bonds.

The Index uses a tiered weighting methodology. The four Hyperscalers collectively receive 48% of the Index (12% for each Hyperscaler issuer), and each Hyperscaler bond is generally capped at 2%. Other Compute Infrastructure and LLM Companies collectively may receive up to 20% of the Index, with a 3.5% issuer cap and 2% bond cap. AI Infrastructure Companies collectively receive at least 32% of the Index, with a 3.5% issuer cap and 1% bond cap. The Index methodology contains shortfall rules that may increase applicable bond or issuer caps within the relevant category.

The Index is reviewed monthly using data as of the Cutoff Date, which is the fifth Business Day before the last Business Day of the month. For the purposes of the Index, a “Business Day” is any day, other than a Saturday or Sunday, on which commercial banks and foreign exchange markets settle payments in Frankfurt. Changes are announced four Business Days before the first Business Day of the following month and take effect after the close of the last Business Day of the month. The Index also may be rebalanced upon certain events, including changes in principal amount outstanding, calls, defaults, bankruptcies, or changes in a bond’s payout or other fundamental characteristics.

Because the Index is focused on companies within the AI Infrastructure space, the Fund is expected to be concentrated in industries within the information technology and communication services sectors.

The Fund’s Investment Strategy

Under normal market conditions, the Fund will invest substantially all of its net assets in the securities that make up the Index. That is, the Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser (defined below) believes doing so is in the best interests of the Fund.

The Fund generally expects to maintain low portfolio turnover while maintaining exposure to the Index, subject to changes in the Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities that make up the Index.

The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its total assets in the securities of a particular industry or group of related industries) to approximately the same extent as the Index is concentrated.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the component securities that make up the Index.